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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Diversified Capital Builder Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended June 30, 2010. Evergreen Diversified Capital Builder Fund has March 31 fiscal year end. All other funds in this filing have September 30 fiscal year end.

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ☐ SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
		Principal Amount	Value

CORPORATE BONDS 37.2%
CONSUMER DISCRETIONARY 4.2%
Media 4.2%
Cablevision Systems Corp., 8.00%, 04/15/2020		$8,500,000	$8,606,250
New Communications Holdings, 8.50%, 04/15/2020 144A		14,500,000	14,536,250

			23,142,500

ENERGY 4.7%
Oil, Gas & Consumable Fuels 4.7%
Consol Energy, Inc., 8.25%, 04/01/2020 144A		10,700,000	11,154,750
Murray Energy Corp., 10.25%, 10/15/2015 144A		14,940,000	14,865,300

			26,020,050

FINANCIALS 0.0%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018		250,000	235,000

HEALTH CARE 2.2%
Pharmaceuticals 2.2%
Mylan, Inc., 7.875%, 07/15/2020 144A		12,000,000	12,240,000

INDUSTRIALS 8.2%
Electrical Equipment 4.9%
Baldor Electric Co., 8.625%, 02/15/2017		19,500,000	20,182,500
General Cable Corp., 7.125%, 04/01/2017		7,000,000	6,930,000

			27,112,500

Machinery 3.3%
Actuant Corp., 6.875%, 06/15/2017		18,750,000	18,281,250

MATERIALS 11.1%
Chemicals 6.3%
Huntsman Corp., 8.625%, 03/15/2020 144A		24,000,000	22,200,000
Koppers Holdings, Inc., 7.875%, 12/01/2019		12,500,000	12,625,000

			34,825,000

Containers & Packaging 1.3%
Ball Corp., 6.75%, 09/15/2020		3,000,000	3,030,000
Crown Americas, Inc., 7.625%, 05/15/2017 144A		3,000,000	3,105,000
Greif, Inc., 6.75%, 02/01/2017		1,000,000	981,250

			7,116,250

Metals & Mining 3.5%
Steel Dynamics, Inc.:
7.625%, 03/15/2020 144A		2,000,000	1,990,000
7.75%, 04/15/2016		4,600,000	4,623,000
United States Steel Corp., 7.375%, 04/01/2020		13,000,000	12,853,750

			19,466,750

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Frontier Communications Corp., 8.125%, 10/01/2018		5,400,000	5,366,250
Global Crossing, Ltd., 12.00%, 09/15/2015 144A		4,400,000	4,664,000

			10,030,250

UTILITIES 5.0%
Electric Utilities 3.3%
NRG Energy, Inc.:
7.375%, 02/01/2016		11,500,000	11,442,500
7.375%, 01/15/2017		7,000,000	6,930,000

			18,372,500

Independent Power Producers & Energy Traders 1.7%
AES Corp., 8.00%, 06/01/2020		8,935,000	8,979,675

Total Corporate Bonds (cost $207,232,614)	.	.	205,821,725

1

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036 •	$249,526	$2,256

FLOATING-RATE 0.0%
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	163,389	55,766
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.60%, 05/25/2036 •	247,634	1,926
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 2.82%, 03/25/2033 •	256,584	20,614

		78,306

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $778,491)		80,562

	Shares	Value

COMMON STOCKS 59.9%
CONSUMER STAPLES 1.5%
Food Products 0.3%
Bunge, Ltd.	35,000	1,721,650

Household Products 1.2%
Church & Dwight Co.	30,000	1,881,300
Kimberly-Clark Corp.	60,000	3,637,800
Procter & Gamble Co.	20,000	1,199,600

		6,718,700

ENERGY 16.4%
Energy Equipment & Services 1.9%
Cameron International Corp. *	160,000	5,203,200
Halliburton Co.	50,001	1,227,525
National Oilwell Varco, Inc. *	110,000	3,637,700
Schlumberger, Ltd.	10,000	553,400

		10,621,825

Oil, Gas & Consumable Fuels 14.5%
Alpha Natural Resources, Inc. *	125,000	4,233,750
Cenovus Energy, Inc.	335,000	8,639,650
Consol Energy, Inc.	125,000	4,220,000
EnCana Corp., ADR	450,000	13,653,000
Kinder Morgan Energy Partners, LP	300,000	19,518,000
Massey Energy Co.	20,000	547,000
Occidental Petroleum Corp.	200,000	15,430,000
Patriot Coal Corp. *	140,000	1,645,000
Peabody Energy Corp.	195,000	7,630,350
Suncor Energy, Inc.	150,000	4,416,000

		79,932,750

FINANCIALS 3.2%
Commercial Banks 2.3%
PNC Financial Services Group, Inc.	80,000	4,520,000
U.S. Bancorp	380,000	8,493,000

		13,013,000

Real Estate Investment Trusts (REITs) 0.9%
Saul Centers, Inc.	50,000	2,031,500
Washington Real Estate Investment Trust	100,000	2,759,000

		4,790,500

HEALTH CARE 6.3%
Biotechnology 1.0%
Gen-Probe, Inc. *	120,000	5,450,400

2

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.5%
Beckman Coulter, Inc.	75,000	$4,521,750
C.R. Bard, Inc.	50,000	3,876,500

		8,398,250

Health Care Providers & Services 0.9%
Owens & Minor, Inc.	180,000	5,108,400

Life Sciences Tools & Services 2.9%
Bio-Rad Laboratories, Inc., Class A *	95,000	8,216,550
Covance, Inc. *	20,000	1,026,400
Illumina, Inc.	100,000	4,353,000
Life Technologies Corp. *	50,000	2,362,500

		15,958,450

INDUSTRIALS 7.6%
Aerospace & Defense 1.5%
Esterline Technologies Corp. *	10,000	474,500
United Technologies Corp.	120,000	7,789,200

		8,263,700

Electrical Equipment 2.9%
A.O. Smith Corp.	60,000	2,891,400
Ametek, Inc.	40,000	1,606,000
Emerson Electric Co.	265,000	11,577,850

		16,075,250

Machinery 3.2%
Bucyrus International, Inc.	15,000	711,750
Donaldson Co., Inc.	170,000	7,250,500
Flowserve Corp.	100,000	8,480,000
IDEX Corp.	50,000	1,428,500

		17,870,750

INFORMATION TECHNOLOGY 2.6%
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	365,000	14,337,200

MATERIALS 12.8%
Chemicals 3.6%
FMC Corp.	20,000	1,148,600
Koppers Holdings, Inc.	100,000	2,248,000
Monsanto Co.	220,000	10,168,400
Praxair, Inc.	85,000	6,459,150

		20,024,150

Containers & Packaging 1.1%
Greif, Inc., Class A	110,000	6,109,400

Metals & Mining 8.1%
Cliffs Natural Resources, Inc.	275,000	12,969,000
Freeport-McMoRan Copper & Gold, Inc.	375,000	22,173,750
Nucor Corp.	80,000	3,062,400
Steel Dynamics, Inc.	170,000	2,242,300
United States Steel Corp.	115,000	4,433,250

		44,880,700

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.8%
Global Crossing, Ltd. *	415,000	4,386,550

Wireless Telecommunication Services 2.3%
American Tower Corp., Class A *	280,000	12,460,000

3

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 6.4%
Electric Utilities 4.0%
NextEra Energy, Inc.	40,000	$1,950,400
Northeast Utilities	30,000	764,400
NRG Energy, Inc. *	600,000	12,726,000
Southern Co.	200,000	6,656,000

		22,096,800

Gas Utilities 2.4%
Questar Corp.	290,000	13,192,100

Total Common Stocks (cost $389,154,048)		331,410,525

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.7%
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Patriot Coal Corp., 3.25%, 05/31/2013	$9,100,000	7,416,500

INDUSTRIALS 0.4%
Electrical Equipment 0.4%
General Cable Corp., 1.00%, 10/15/2012	2,800,000	2,352,000

Total Convertible Debentures (cost $9,737,754)		9,768,500

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $2,654,344)	2,654,344	2,654,344

Total Investments (cost $609,557,251) 99.3%		549,735,656
Other Assets and Liabilities 0.7%		3,631,287

Net Assets 100.0%		$553,366,943

☐

Effective as of the close of business on July 9, 2010, Wells Fargo Advantage Diversified Capital Builder Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage Diversified Capital Builder Fund.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in an affiliate.

Summary of Abbreviations
ADR	American Depository Receipt
MASTR	Mortgage Asset Securitization Transactions, Incorporated

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $610,743,863. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,284,002 and $77,292,209, respectively, with a net unrealized appreciation of $61,008,207.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$331,410,525	$0	$0	$331,410,525
Whole loan collateralized mortgage obligations	0	80,562	0	80,562
Corporate bonds	0	205,821,725	0	205,821,725
Convertible debentures	0	9,768,500		9,768,500
Short-term investments	2,654,344	0	0	2,654,344

	$334,064,869	$215,670,787	$0	$549,735,656

5

EVERGREEN GROWTH FUND + SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 16.4%
Auto Components 0.5%
Wonder Auto Technology, Inc. *	146,900	$1,075,308

Diversified Consumer Services 1.3%
Capella Education Co. *	35,500	2,887,925

Hotels, Restaurants & Leisure 3.3%
California Pizza Kitchen, Inc. *	127,700	1,934,655
P.F. Chang’s China Bistro, Inc.	41,600	1,649,440
Shuffle Master, Inc. *	251,800	2,016,918
Texas Roadhouse, Inc., Class A *	151,500	1,911,930

		7,512,943

Internet & Catalog Retail 1.3%
Blue Nile, Inc. *	63,080	2,969,806

Media 1.3%
National CineMedia, Inc.	175,326	2,920,931

Specialty Retail 5.8%
Children’s Place Retail Stores, Inc. *	41,200	1,813,624
DSW, Inc., Class A *	111,100	2,495,306
Genesco, Inc. *	82,600	2,173,206
Hibbett Sports, Inc. *	125,300	3,002,188
Lumber Liquidators Holdings, Inc. *	86,000	2,006,380
Stein Mart, Inc. *	232,100	1,445,983

		12,936,687

Textiles, Apparel & Luxury Goods 2.9%
Iconix Brand Group, Inc. *	162,200	2,330,814
The Warnaco Group, Inc. *	65,300	2,359,942
True Religion Apparel, Inc. *	77,900	1,719,253

		6,410,009

CONSUMER STAPLES 2.0%
Food Products 1.1%
Diamond Foods, Inc.	59,200	2,433,120

Personal Products 0.9%
Elizabeth Arden, Inc. *	146,600	2,128,632

ENERGY 5.5%
Energy Equipment & Services 1.7%
Core Laboratories NV	6,800	1,003,748
Matrix Service Co. *	156,406	1,456,140
Willbros Group, Inc. *	169,500	1,254,300

		3,714,188

Oil, Gas & Consumable Fuels 3.8%
Goodrich Petroleum Corp. *	170,200	2,042,400
Newfield Exploration Co. *	36,800	1,798,048
Petrohawk Energy Corp. *	126,800	2,151,796
World Fuel Services Corp.	97,480	2,528,631

		8,520,875

FINANCIALS 6.6%
Capital Markets 1.1%
Stifel Financial Corp. *	57,765	2,506,423

Commercial Banks 1.8%
IBERIABANK Corp.	39,300	2,023,164
MB Financial, Inc.	11,202	206,005
Sterling Bancshares, Inc.	364,500	1,716,795

		3,945,964

1

EVERGREEN GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.3%
Dollar Financial Corp. *	144,300	$2,855,697

Diversified Financial Services 2.4%
Encore Capital Group, Inc. *	92,900	1,914,669
Portfolio Recovery Associates, Inc. *	52,200	3,485,916

		5,400,585

HEALTH CARE 18.7%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. *	46,400	2,375,216
Incyte Corp. *	184,000	2,036,880
Regeneron Pharmaceuticals, Inc. *	59,200	1,321,344

		5,733,440

Health Care Equipment & Supplies 6.6%
American Medical Systems Holdings, Inc. *	96,000	2,123,520
DexCom, Inc. *	189,300	2,188,308
Natus Medical, Inc. *	141,891	2,311,404
NuVasive, Inc. *	64,300	2,280,078
RTI Biologics, Inc. *	441,521	1,293,657
Sirona Dental Systems, Inc. *	65,100	2,268,084
Zoll Medical Corp. *	84,200	2,281,820

		14,746,871

Health Care Providers & Services 5.0%
Amedisys, Inc. *	50,700	2,229,279
Emergency Medical Services Corp., Class A *	47,900	2,348,537
HMS Holdings Corp. *	49,000	2,656,780
IPC The Hospitalist Co., Inc. *	102,500	2,572,750
PSS World Medical, Inc. *	64,200	1,357,830

		11,165,176

Health Care Technology 3.0%
Allscripts-Misys Heathcare Solutions, Inc. *	84,400	1,358,840
MedAssets, Inc. *	123,400	2,848,072
SXC Health Solutions Corp. *	32,800	2,402,600

		6,609,512

Life Sciences Tools & Services 0.9%
Icon plc, ADR *	71,207	2,057,170

Pharmaceuticals 0.6%
Inspire Phamaceuticals, Inc. *	97,000	484,030
Nektar Therapeutics *	74,267	907,908

		1,391,938

INDUSTRIALS 15.5%
Aerospace & Defense 1.8%
ARGON ST, Inc. *	50,517	1,732,228
Hexcel Corp. *	156,543	2,427,982

		4,160,210

Air Freight & Logistics 1.8%
Atlas Air Worldwide Holdings *	53,100	2,522,250
Forward Air Corp.	53,961	1,470,437

		3,992,687

Commercial Services & Supplies 4.5%
EnerNOC, Inc. *	62,578	1,967,452
InnerWorkings, Inc. *	364,222	2,487,636

2

EVERGREEN GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Steiner Leisure, Ltd. *	69,474	$2,670,581
Waste Connections, Inc. *	84,900	2,962,161

		10,087,830

Construction & Engineering 1.2%
Quanta Services, Inc. *	128,800	2,659,720

Electrical Equipment 1.6%
EnerSys, Inc. *	109,300	2,335,741
Polypore International, Inc. *	54,337	1,235,623

		3,571,364

Machinery 2.3%
RBC Bearings, Inc. *	99,047	2,871,373
Titan International, Inc.	225,800	2,251,226

		5,122,599

Trading Companies & Distributors 2.3%
Interline Brands, Inc. *	134,823	2,331,090
MSC Industrial Direct Co., Class A	55,400	2,806,564

		5,137,654

INFORMATION TECHNOLOGY 26.1%
Communications Equipment 2.6%
Adtran, Inc.	104,300	2,844,261
Blue Coat Systems, Inc. *	107,100	2,188,053
DG FastChannel, Inc. *	20,975	683,365

		5,715,679

Electronic Equipment, Instruments & Components 1.8%
Benchmark Electronics, Inc. *	153,462	2,432,373
DTS, Inc. *	47,200	1,551,464

		3,983,837

Internet Software & Services 8.3%
ComScore, Inc. *	161,956	2,667,415
Constant Contact, Inc. *	73,265	1,562,742
Equinix, Inc. *	26,154	2,124,228
GSI Commerce, Inc. *	58,000	1,670,400
LivePerson, Inc. *	223,242	1,531,440
NIC, Inc.	265,216	1,700,035
Rackspace Hosting, Inc. *	133,500	2,448,390
Support.com, Inc. *	629,949	2,620,588
Vocus, Inc. *	144,708	2,211,138

		18,536,376

IT Services 1.3%
Alliance Data Systems Corp. *	30,600	1,821,312
Lionbridge Technologies, Inc. *	231,500	1,057,955

		2,879,267

Semiconductors & Semiconductor Equipment 5.8%
Advanced Energy Industries, Inc. *	173,647	2,134,122
ATMI, Inc. *	115,371	1,689,031
Cavium Networks, Inc. *	106,300	2,783,997
Mellanox Technologies, Ltd. *	126,884	2,778,760
NetLogic Microsystems, Inc. *	52,900	1,438,880
Rubicon Technology, Inc. *	75,161	2,239,046

		13,063,836

3

EVERGREEN GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.3%
Concur Technologies, Inc. *	85,278	$3,639,665
Radiant Systems, Inc. *	163,000	2,356,980
Smith Micro Software, Inc. *	207,300	1,971,423
Sourcefire, Inc. *	49,400	938,600
Taleo Corp., Class A *	110,500	2,684,045
Ultimate Software Group, Inc. *	73,674	2,420,928

		14,011,641

MATERIALS 3.0%
Chemicals 2.3%
Cytec Industries, Inc.	56,500	2,259,435
Intrepid Potash, Inc. *	54,238	1,061,438
Rockwood Holdings, Inc. *	79,352	1,800,497

		5,121,370

Metals & Mining 0.7%
Brush Engineered Materials, Inc. *	75,097	1,500,438

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.9%
Cbeyond, Inc. *	167,881	2,098,512

Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A *	91,500	3,111,915

Total Common Stocks (cost $176,616,619)		214,678,135

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $7,349,309)	7,349,309	7,349,309

Total Investments (cost $183,965,928) 99.4%		222,027,444
Other Assets and Liabilities 0.6%		1,285,248

Net Assets 100.0%		$223,312,692

+

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Traditional Small Cap Growth Fund acquired the net assets of the Evergreen Growth Fund in a tax-free exchange for shares of Wells Fargo Advantage Traditional Small Cap Growth Fund.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $190,491,044. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,070,523 and $8,534,123 respectively, with a net unrealized appreciation of $31,536,400.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4

EVERGREEN GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$214,678,135	$0	$0	$214,678,135
Short-term investments	7,349,309	0	0	7,349,309

	$222,027,444	$0	$0	$222,027,444

5

EVERGREEN LARGE COMPANY GROWTH FUND ☐ SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 18.1%
Diversified Consumer Services 0.7%
Strayer Education, Inc.	10,000	$2,078,900

Hotels, Restaurants & Leisure 2.8%
Ctrip.com International, Ltd., ADS *	49,700	1,866,732
McDonald’s Corp.	25,000	1,646,750
Starbucks Corp.	125,000	3,037,500
Wynn Resorts, Ltd.	28,000	2,135,560

		8,686,542

Internet & Catalog Retail 4.0%
Amazon.com, Inc. *	90,000	9,833,400
priceline.com, Inc. *	16,000	2,824,640

		12,658,040

Media 2.4%
Viacom, Inc., Class B	155,000	4,862,350
Walt Disney Co.	90,000	2,835,000

		7,697,350

Multiline Retail 3.6%
Kohl’s Corp. *	100,000	4,750,000
Target Corp.	135,000	6,637,950

		11,387,950

Specialty Retail 2.6%
Lowe’s Cos.	170,000	3,471,400
Staples, Inc.	100,000	1,905,000
Urban Outfitters, Inc. *	85,000	2,923,150

		8,299,550

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	65,000	2,375,750
Nike, Inc., Class B	60,000	4,053,000

		6,428,750

CONSUMER STAPLES 4.1%
Beverages 2.1%
PepsiCo, Inc.	108,000	6,582,600

Household Products 2.0%
Colgate-Palmolive Co.	80,000	6,300,800

ENERGY 6.1%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	100,000	5,534,000

Oil, Gas & Consumable Fuels 4.4%
Apache Corp.	50,000	4,209,500
Occidental Petroleum Corp.	55,000	4,243,250
Southwestern Energy Co. *	95,000	3,670,800
Ultra Petroleum Corp. *	40,000	1,770,000

		13,893,550

FINANCIALS 7.6%
Capital Markets 2.2%
Ameriprise Financial, Inc.	55,000	1,987,150
Northern Trust Corp.	35,000	1,634,500
TD Ameritrade Holding Corp. *	230,900	3,532,770

		7,154,420

Consumer Finance 4.0%
Visa, Inc., Class A	180,000	12,735,000

1

EVERGREEN LARGE COMPANY GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.8%
CBOE Holdings, Inc. *	5,250	$170,888
CME Group, Inc., Class A	8,000	2,252,400

		2,423,288

Insurance 0.6%
MetLife, Inc.	50,000	1,888,000

HEALTH CARE 15.5%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. *	80,000	4,095,200

Health Care Equipment & Supplies 3.3%
Covidien plc	70,000	2,812,600
Intuitive Surgical, Inc. *	6,200	1,956,844
St. Jude Medical, Inc. *	157,300	5,676,957

		10,446,401

Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	140,000	4,445,000
Express Scripts, Inc. *	84,000	3,949,680
Medco Health Solutions, Inc. *	55,000	3,029,400

		11,424,080

Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc. *	35,000	1,716,750

Pharmaceuticals 6.7%
Abbott Laboratories	111,800	5,230,004
Allergan, Inc.	100,000	5,826,000
Shire plc, ADS	84,500	5,186,610
Teva Pharmaceutical Industries, Ltd., ADS	96,700	5,027,433

		21,270,047

INDUSTRIALS 10.0%
Aerospace & Defense 1.3%
United Technologies Corp.	65,000	4,219,150

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	60,000	3,339,600

Electrical Equipment 3.3%
ABB, Ltd., ADS	164,800	2,847,744
Emerson Electric Co.	171,700	7,501,573

		10,349,317

Machinery 1.5%
Danaher Corp.	45,000	1,670,400
Joy Global, Inc.	60,000	3,005,400

		4,675,800

Road & Rail 2.8%
Norfolk Southern Corp.	86,300	4,578,215
Union Pacific Corp.	63,000	4,379,130

		8,957,345

INFORMATION TECHNOLOGY 32.7%
Communications Equipment 4.2%
Cisco Systems, Inc. *	430,000	9,163,300
QUALCOMM, Inc.	130,000	4,269,200

		13,432,500

2

EVERGREEN LARGE COMPANY GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 9.4%
Apple, Inc. *	73,000	$18,361,690
EMC Corp. *	280,000	5,124,000
Hewlett-Packard Co.	145,000	6,275,600

		29,761,290

Electronic Equipment, Instruments & Components 0.7%
Agilent Technologies, Inc. *	75,000	2,132,250

Internet Software & Services 6.2%
eBay, Inc. *	214,700	4,210,267
Google, Inc., Class A *	35,000	15,573,250

		19,783,517

IT Services 3.2%
Accenture plc	70,000	2,705,500
Cognizant Technology Solutions Corp., Class A *	130,000	6,507,800
Paychex, Inc.	30,000	779,100

		9,992,400

Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.	116,000	3,231,760
Broadcom Corp., Class A	135,000	4,450,950
Microchip Technology, Inc.	210,000	5,825,400
NetLogic Microsystems, Inc.	40,000	1,088,000

		14,596,110

Software 4.4%
Check Point Software Technologies, Ltd. *	74,000	2,181,520
Red Hat, Inc. *	139,800	4,045,812
Salesforce.com, Inc. *	57,000	4,891,740
VMware, Inc., Class A *	45,500	2,847,845

		13,966,917

MATERIALS 3.7%
Chemicals 3.7%
Air Products & Chemicals, Inc.	24,000	1,555,440
Ecolab, Inc.	90,000	4,041,900
Praxair, Inc.	79,300	6,026,007

		11,623,347

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
NII Holdings, Inc. *	105,000	3,414,600

Total Common Stocks (cost $301,571,712)		312,945,361

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $4,327,542)	4,327,542	4,327,542

Total Investments (cost $305,899,254) 100.3%		317,272,903
Other Assets and Liabilities (0.3%)		(797,098)

Net Assets 100.0%		$316,475,805

☐

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Premier Large Company Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Premier Large Company Growth Fund.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations

ADS	American Depository Shares

3

EVERGREEN LARGE COMPANY GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $306,634,638. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,666,456 and $8,028,191, respectively, with a net unrealized appreciation of $10,638,265.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$312,945,361	$0	$0	$312,945,361
Short-term investments	4,327,542	0	0	4,327,542

	$317,272,903	$0	$0	$317,272,903

4

EVERGREEN MID CAP GROWTH FUND ☐ SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 18.5%
Diversified Consumer Services 2.6%
ITT Educational Services, Inc. *	22,300	$1,851,346
Strayer Education, Inc.	29,300	6,091,177

		7,942,523

Hotels, Restaurants & Leisure 1.5%
WMS Industries, Inc. *	120,400	4,725,700

Internet & Catalog Retail 3.1%
Liberty Media Holding Corp. – Interactive, Ser. A *	276,400	2,902,200
priceline.com, Inc. *	37,300	6,584,942

		9,487,142

Media 1.0%
Walt Disney Co.	97,747	3,079,030

Specialty Retail 4.5%
Aeropostale, Inc. *	177,650	5,087,896
Chico’s FAS, Inc.	485,800	4,799,704
Ross Stores, Inc.	75,700	4,034,053

		13,921,653

Textiles, Apparel & Luxury Goods 5.8%
Coach, Inc.	195,522	7,146,329
Deckers Outdoor Corp. *	27,000	3,857,490
Hanesbrands, Inc. *	284,000	6,833,040

		17,836,859

CONSUMER STAPLES 7.6%
Food & Staples Retailing 2.3%
Whole Foods Market, Inc. *	196,600	7,081,532

Food Products 3.3%
Del Monte Foods Co.	374,900	5,394,811
Hershey Co.	101,900	4,884,067

		10,278,878

Household Products 2.0%
Church & Dwight Co.	69,600	4,364,616
Energizer Holdings, Inc. *	32,500	1,634,100

		5,998,716

ENERGY 3.4%
Energy Equipment & Services 1.1%
National Oilwell Varco, Inc.	100,800	3,333,456

Oil, Gas & Consumable Fuels 2.3%
Alpha Natural Resources, Inc. *	88,701	3,004,303
Consol Energy, Inc.	123,400	4,165,984

		7,170,287

FINANCIALS 5.0%
Capital Markets 2.3%
BlackRock, Inc.	16,800	2,409,120
INVESCO, Ltd.	284,200	4,783,086

		7,192,206

Insurance 1.7%
Torchmark Corp.	48,700	2,411,137
Unum Group	126,200	2,738,540

		5,149,677

Real Estate Investment Trusts (REITs) 1.0%
Health Care REIT, Inc.	73,800	3,108,456

1

EVERGREEN MID CAP GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 13.5%
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc. *	70,600	$3,614,014
Cephalon, Inc. *	64,200	3,643,350
Human Genome Sciences, Inc. *	138,600	3,140,676

		10,398,040

Health Care Equipment & Supplies 4.8%
Becton, Dickinson & Co.	48,000	3,245,760
Edwards Lifesciences Corp. *	86,200	4,828,924
Inverness Medical Innovations, Inc. *	120,100	3,201,866
St. Jude Medical, Inc. *	95,000	3,428,550

		14,705,100

Health Care Providers & Services 2.8%
Express Scripts, Inc. *	120,700	5,675,314
Medco Health Solutions, Inc. *	57,000	3,139,560

		8,814,874

Life Sciences Tools & Services 1.5%
Life Technologies Corp. *	101,600	4,800,600

Pharmaceuticals 1.0%
Forest Laboratories, Inc. *	112,500	3,085,875

INDUSTRIALS 16.8%
Aerospace & Defense 3.2%
Goodrich Corp.	88,900	5,889,625
ITT Corp.	89,100	4,002,372

		9,891,997

Construction & Engineering 1.7%
Jacobs Engineering Group, Inc. *	141,500	5,156,260

Electrical Equipment 3.4%
Cooper Industries plc	123,700	5,442,800
GrafTech International, Ltd. *	347,600	5,081,912

		10,524,712

Machinery 5.1%
Cummins, Inc.	97,000	6,317,610
Joy Global, Inc.	88,000	4,407,920
Pall Corp.	146,900	5,048,953

		15,774,483

Professional Services 1.7%
Dun & Bradstreet Corp.	80,100	5,376,312

Trading Companies & Distributors 1.7%
W.W. Grainger, Inc.	52,200	5,191,290

INFORMATION TECHNOLOGY 21.5%
Communications Equipment 4.8%
F5 Networks, Inc. *	142,328	9,759,431
NICE-Systems, Ltd., ADS *	197,100	5,024,079

		14,783,510

Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	81,000	3,181,680

IT Services 6.6%
Cognizant Technology Solutions Corp., Class A *	184,000	9,211,040
Fiserv, Inc. *	64,300	2,935,938
Global Payments, Inc.	115,700	4,227,678

2

EVERGREEN MID CAP GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
SAIC, Inc. *	159,200	$2,665,008
Western Union Co.	89,100	1,328,481

		20,368,145

Semiconductors & Semiconductor Equipment 6.3%
Altera Corp.	309,500	7,678,695
Broadcom Corp., Class A	194,600	6,415,962
Marvell Technology Group, Ltd. *	342,000	5,389,920

		19,484,577

Software 2.8%
Ansys, Inc. *	155,300	6,300,521
McAfee, Inc. *	72,600	2,230,272

		8,530,793

MATERIALS 5.7%
Chemicals 2.6%
Agrium, Inc.	101,500	4,967,410
Airgas, Inc.	48,700	3,029,140

		7,996,550

Metals & Mining 3.1%
Steel Dynamics, Inc.	420,700	5,549,033
United States Steel Corp.	107,000	4,124,850

		9,673,883

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
American Tower Corp., Class A *	116,500	5,184,250

UTILITIES 1.5%
Independent Power Producers & Energy Traders 0.7%
AES Corp. *	233,900	2,161,236

Multi-Utilities 0.8%
CMS Energy Corp.	159,000	2,329,350

Total Common Stocks (cost $273,527,836)		293,719,632

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $196,942)	196,942	196,942

Total Investments (cost $273,724,778) 95.2%		293,916,574
Other Assets and Liabilities 4.8%		14,793,094

Net Assets 100.0%		$308,709,668

*	Non-income producing security
☐

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Mid Cap Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Mid Cap Growth Fund.

q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
ADS	American Depository Shares.

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $274,021,361. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,140,075 and $23,244,862, respectively, with a net unrealized appreciation of $19,895,213.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

3

EVERGREEN MID CAP GROWTH FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$293,719,632	$0	$0	$293,719,632
Short-term investments	196,942	0	0	196,942

	$293,916,574	$0	$0	$293,916,574

4

EVERGREEN OMEGA FUND ☐ SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 16.0%
Auto Components 2.7%
BorgWarner, Inc. *	180,500	$6,739,870
TRW Automotive Holdings Corp. *	292,515	8,064,639

		14,804,509

Automobiles 2.3%
Daimler AG *	257,700	13,026,735

Hotels, Restaurants & Leisure 1.5%
Marriott International, Inc., Class A	270,500	8,098,770

Internet & Catalog Retail 2.0%
Amazon.com, Inc. *	36,483	3,986,133
priceline.com, Inc. *	39,300	6,938,022

		10,924,155

Media 3.2%
CBS Corp., Class B	508,620	6,576,456
Scripps Networks Interactive, Inc., Class A	270,308	10,904,225

		17,480,681

Multiline Retail 0.2%
Dollar General Corp. *	45,755	1,260,550

Specialty Retail 4.1%
Jo-Ann Stores, Inc. *	178,830	6,707,913
TJX Cos.	255,000	10,697,250
Urban Outfitters, Inc. *	152,200	5,234,158

		22,639,321

CONSUMER STAPLES 2.6%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club, Inc. *	168,900	6,250,989

Personal Products 1.5%
Estee Lauder Cos., Class A	145,800	8,125,434

ENERGY 6.4%
Oil, Gas & Consumable Fuels 6.4%
Concho Resources, Inc. *	304,919	16,871,168
Newfield Exploration Co. *	121,014	5,912,744
Noble Energy, Inc.	141,200	8,518,596
Petrohawk Energy Corp. *	247,200	4,194,984

		35,497,492

FINANCIALS 5.0%
Commercial Banks 1.2%
Itau Unibanco Holding SA, ADS	378,600	6,818,586

Consumer Finance 2.5%
American Express Co.	346,700	13,763,990

Diversified Financial Services 1.3%
Bank of America Corp.	481,100	6,913,407

HEALTH CARE 13.4%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. *	170,725	8,739,413

Health Care Equipment & Supplies 2.7%
Covidien plc	178,000	7,152,040
Hospira, Inc.	136,400	7,836,180

		14,988,220

Health Care Providers & Services 6.5%
DaVita, Inc. *	99,300	6,200,292
Express Scripts, Inc. *	216,700	10,189,234

1

EVERGREEN OMEGA FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Gentiva Health Services, Inc. *	99,500	$2,687,495
Lincare Holdings, Inc. *	132,550	4,309,200
McKesson Corp.	187,667	12,603,716

		35,989,937

Life Sciences Tools & Services 1.3%
Bruker Corp. *	575,400	6,996,864

Pharmaceuticals 1.3%
Teva Pharmaceutical Industries, Ltd., ADS	142,800	7,424,172

INDUSTRIALS 12.9%
Aerospace & Defense 1.4%
Precision Castparts Corp.	73,700	7,585,204

Air Freight & Logistics 1.3%
FedEx Corp.	99,700	6,989,967

Airlines 1.5%
Delta Air Lines, Inc. *	728,200	8,556,350

Commercial Services & Supplies 0.7%
Avis Budget Group, Inc. *	404,600	3,973,172

Machinery 4.3%
Illinois Tool Works, Inc.	160,200	6,613,056
Kennametal, Inc.	359,752	9,148,494
Parker Hannifin Corp.	140,700	7,803,222

		23,564,772

Road & Rail 3.7%
Dollar Thrifty Automotive Group, Inc. *	147,900	6,302,019
J.B. Hunt Transport Services, Inc.	223,900	7,314,813
Werner Enterprises, Inc.	316,800	6,934,752

		20,551,584

INFORMATION TECHNOLOGY 36.3%
Communications Equipment 3.7%
CommScope, Inc. *	306,257	7,279,729
F5 Networks, Inc. *	103,900	7,124,423
Juniper Networks, Inc. *	264,500	6,035,890

		20,440,042

Computers & Peripherals 9.2%
Apple, Inc. *	118,500	29,806,305
EMC Corp. *	558,300	10,216,890
NetApp, Inc. *	293,800	10,961,678

		50,984,873

Internet Software & Services 4.1%
Equinix, Inc. *	146,800	11,923,096
Google, Inc., Class A *	24,335	10,827,858

		22,750,954

IT Services 4.6%
Alliance Data Systems Corp. *	120,900	7,195,968
Gartner, Inc. *	376,926	8,763,530
Sapient Corp.	931,438	9,444,781

		25,404,279

Semiconductors & Semiconductor Equipment 7.4%
Broadcom Corp., Class A	222,600	7,339,122
Intel Corp.	331,900	6,455,455
Marvell Technology Group, Ltd. *	353,300	5,568,008

2

EVERGREEN OMEGA FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Micron Technology, Inc. *	839,700	$7,129,053
NetLogic Microsystems, Inc. *	355,881	9,679,963
Rubicon Technology, Inc.	160,691	4,786,985

		40,958,586

Software 7.3%
Ansys, Inc. *	202,993	8,235,426
Asiainfo Holdings Corp. *	346,764	7,580,261
Longtop Financial Technologies, Ltd., ADS *	223,967	7,256,531
Red Hat, Inc. *	263,400	7,622,796
Salesforce.com, Inc.	50,609	4,377,683
SuccessFactors, Inc. *	261,872	5,444,319

		40,517,016

MATERIALS 1.7%
Chemicals 1.7%
Valspar Corp.	311,279	9,375,724

TELECOMMUNICATION SERVICES 4.0%
Wireless Telecommunication Services 4.0%
American Tower Corp., Class A *	250,100	11,129,450
SBA Communications Corp., Class A *	331,026	11,258,194

		22,387,644

Total Common Stocks (cost $546,695,053)		543,783,392

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Wells Fargo Advantage Money Market Trust, 0.28% q °° (cost $10,734,785)	10,734,785	10,734,785

Total Investments (cost $557,429,838) 100.2%		554,518,177
Other Assets and Liabilities (0.2%)		(1,292,918)

Net Assets 100.0%		$553,225,259

☐

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Omega Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Omega Growth Fund.

*	Non-income producing security.
q	Rate shown is the 7-day annualized yield at period end.
°°	Investment in affiliate.

Summary of Abbreviations

ADS	American Depository Shares

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $559,204,512. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,467,103 and $25,153,438, respectively, with a net unrealized depreciation of $4,686,335.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3

EVERGREEN OMEGA FUND ☐ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$543,783,392	$0	$0	$543,783,392
Short-term investments	10,734,785	0	0	10,734,785

	$554,518,177	$0	$0	$554,518,177

4

EVERGREEN SMALL-MID GROWTH FUND+ SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 19.7%
Diversified Consumer Services 3.4%
Capella Education Co. *	8,757	$712,382
Strayer Education, Inc.	2,600	540,514

		1,252,896

Hotels, Restaurants & Leisure 3.0%
Buffalo Wild Wings, Inc. *	17,648	645,564
Penn National Gaming, Inc. *	19,200	443,520

		1,089,084

Internet & Catalog Retail 1.7%
priceline.com, Inc. *	3,500	617,890

Specialty Retail 6.6%
Aeropostale, Inc. *	25,300	724,592
Chico’s FAS, Inc. *	53,600	529,568
Guess?, Inc.	18,000	562,320
O’Reilly Automotive, Inc. *	12,500	594,500

		2,410,980

Textiles, Apparel & Luxury Goods 5.0%
Hanesbrands, Inc. *	42,100	1,012,926
Lululemon Athletica, Inc *	22,000	818,840

		1,831,766

CONSUMER STAPLES 2.2%
Personal Products 2.2%
Alberto-Culver Co.	28,900	782,901

ENERGY 9.4%
Oil, Gas & Consumable Fuels 9.4%
Alpha Natural Resources, Inc. *	10,700	362,409
Continental Resources, Inc. *	23,100	1,030,722
Denbury Resources, Inc. *	38,377	561,839
InterOil Corp. *	15,100	670,591
Southwestern Energy Co. *	20,656	798,148

		3,423,709

FINANCIALS 3.1%
Capital Markets 1.8%
INVESCO, Ltd.	38,700	651,321

Thrifts & Mortgage Finance 1.3%
NewAlliance Bancshares, Inc.	44,100	494,361

HEALTH CARE 17.9%
Biotechnology 4.7%
Alexion Pharmaceuticals, Inc. *	12,700	650,113
Cephalon, Inc. *	7,800	442,650
Human Genome Sciences, Inc. *	17,000	385,220
Myriad Genetics, Inc. *	17,000	254,150

		1,732,133

Health Care Equipment & Supplies 2.8%
ArthroCare Corp. *	14,700	450,555
ResMed, Inc. *	9,300	565,533

		1,016,088

Life Sciences Tools & Services 3.6%
AMAG Pharmaceuticals, Inc. *	9,300	319,455
Life Technologies Corp. *	7,800	368,550
Qiagen NV *	31,900	613,118

		1,301,123

1

EVERGREEN SMALL-MID GROWTH FUND+ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.8%
Biovail Corp.	24,100	$463,684
MAP Pharmaceuticals, Inc. *	27,100	355,552
Nektar Therapeutics *	29,300	354,530
Shire plc, ADS	10,900	669,042
Warner Chilcott plc *	27,400	626,090

		2,468,898

INDUSTRIALS 14.3%
Commercial Services & Supplies 2.1%
EnerNOC, Inc. *	24,000	754,560

Electrical Equipment 5.8%
EnerSys, Inc. *	16,400	350,468
General Cable Corp. *	21,000	559,650
GrafTech International, Ltd. *	28,900	422,518
Roper Industries, Inc.	13,940	780,082

		2,112,718

Machinery 3.1%
Manitowoc Co.	64,700	591,358
Wabtec	13,500	538,515

		1,129,873

Professional Services 1.2%
Dun & Bradstreet Corp.	6,700	449,704

Trading Companies & Distributors 2.1%
MSC Industrial Direct Co., Class A	15,425	781,431

INFORMATION TECHNOLOGY 24.2%
Communications Equipment 4.9%
F5 Networks, Inc. *	17,057	1,169,598
NICE-Systems, Ltd., ADS *	23,808	606,866

		1,776,464

Computers & Peripherals 2.4%
Quantum Corp. *	223,200	419,616
Synaptics, Inc. *	16,600	456,500

		876,116

Electronic Equipment, Instruments & Components 3.9%
Flir Systems, Inc. *	25,000	727,250
Itron, Inc. *	11,232	694,362

		1,421,612

Internet Software & Services 1.2%
VistaPrint, Ltd. *	9,500	451,155

IT Services 2.1%
Syntel, Inc.	22,169	752,638

Semiconductors & Semiconductor Equipment 7.2%
Monolithic Power Systems, Inc. *	30,194	539,265
NetLogic Microsystems, Inc. *	43,400	1,180,480
Power Integrations, Inc. *	28,800	927,216

		2,646,961

Software 2.5%
Ansys, Inc. *	22,500	912,825

2

EVERGREEN SMALL-MID GROWTH FUND+ SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.7%
Chemicals 2.0%
Scotts Miracle-Gro Co., Class A	16,100	$715,001

Metals & Mining 0.7%
Steel Dynamics, Inc.	20,900	275,671

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
NII Holdings, Inc. *	18,000	585,360

Total Common Stocks (cost $29,495,668)		34,715,239

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $764,003)	764,003	764,003

Total Investments (cost $30,259,671) 97.2%		35,479,242
Other Assets and Liabilities 2.8%		1,013,613

Net Assets 100.0%		$36,492,855

+

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Growth Opportunities Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Growth Opportunities Fund.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate

Summary of Abbreviations
ADS	American Depository Shares

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $30,943,332. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,644,636 and $2,108,726, respectively, with a net unrealized appreciation of $4,535,910.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$34,715,239	$0	$0	$34,715,239
Short-term investments	764,003	0	0	764,003

	$35,479,242	$0	$0	$35,479,242

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: August 27, 2010